Fair Value Measurements (Details) - EBP 031 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 122,232,210	$ 101,109,490
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	52,820,710	92,040,132
Total | Rayonier Advanced Materials Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	2,902,951	4,094,507
Total | Mutual Funds and Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	49,917,759	87,945,625
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	52,820,710	92,040,132
Level 1 | Rayonier Advanced Materials Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	2,902,951	4,094,507
Level 1 | Mutual Funds and Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	49,917,759	87,945,625
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 2 | Rayonier Advanced Materials Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 2 | Mutual Funds and Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 3 | Rayonier Advanced Materials Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 3 | Mutual Funds and Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
NAV | Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 69,411,500	$ 9,069,358